Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Line Items]
Percentage of consolidated revenue performance obligations in the contract	95.46%
Bottom of range [member] | Investment properties except for land [member]
Material Accounting Policies [Line Items]
Investment property useful life (in years)	8
Top of range [member] | Investment properties except for land [member]
Material Accounting Policies [Line Items]
Investment property useful life (in years)	40